SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Equity Leaders Fund

December 31, 2024 (Unaudited)
Shares		Value
Common Stocks — 98.5%
China — 2.1%
2,932	Prosus NV	$116,538

Denmark — 3.1%
1,927	Novo Nordisk A/S, Class B	166,265

France — 3.8%
931	Safran SA	203,989

Hong Kong — 2.8%
20,949	AIA Group Ltd.	150,474

India — 2.4%
4,300	ICICI Bank Ltd., ADR	128,398

Ireland — 2.4%
362	Accenture Plc, Class A	127,348

Japan — 3.6%
2,778	Recruit Holdings Co. Ltd.	193,093

Singapore — 3.6%
6,043	DBS Group Holdings Ltd.	193,651

Switzerland — 3.1%
3,128	ABB Ltd.	168,907

Taiwan — 2.9%
806	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	159,177

United Kingdom — 3.2%
3,040	Unilever Plc	172,734

United States — 65.5%
1,349	Amazon.com, Inc.*	295,957
117	AppLovin Corp., Class A*	37,888
29	AutoZone, Inc.*	92,858
1,019	Blackstone, Inc.	175,696
736	Broadcom, Inc.	170,634
559	Chubb Ltd.	154,452
1,648	CRH Plc	152,473
541	HCA Healthcare, Inc.	162,381
279	Home Depot, Inc. (The)	108,528

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Equity Leaders Fund  (cont.)

December 31, 2024 (Unaudited)
Shares		Value
1,000	Intercontinental Exchange, Inc.	$149,010
225	Intuit, Inc.	141,413
473	JPMorgan Chase & Co.	113,383
220	McKesson Corp.	125,380
839	Microsoft Corp.	353,639
153	Netflix, Inc.*	136,372
1,900	NVIDIA Corp.	255,151
140	Parker-Hannifin Corp.	89,044
1,100	Procter & Gamble Co. (The)	184,415
808	Prologis, Inc., REIT	85,406
303	Salesforce, Inc.	101,302
433	UnitedHealth Group, Inc.	219,037
978	Valero Energy Corp.	119,893
358	Visa, Inc., Class A	113,142
		3,537,454
Total Common Stocks		5,318,028
(Cost $4,573,274)
Investment Company — 2.3%
122,962	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (a)	122,962
Total Investment Company		122,962
(Cost $122,962)
Total Investments		$5,440,990
(Cost $4,696,236) — 100.8%
Liabilities in excess of other assets — (0.8)%		(40,628)
NET ASSETS — 100.0%		$5,400,362

(a)	Affiliated investment.
*	Non-income producing security.

Abbreviations used are defined below:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
2